FINANCING ARRANGEMENTS (Details)	1 Months Ended	12 Months Ended																				1 Months Ended	12 Months Ended
	Apr. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2010 USD ($)	Sep. 30, 2009 USD ($)	Sep. 30, 2012 Letters of credit primarily for self-insured liabilities USD ($)	Sep. 30, 2012 Letters of credit and bank guarantees USD ($)	Sep. 30, 2012 New Zealand USD ($)	Sep. 30, 2012 New Zealand NZD	Sep. 30, 2012 Australia USD ($)	Sep. 30, 2012 Australia AUD	Sep. 30, 2012 Unsecured notes USD ($)	Sep. 30, 2011 Unsecured notes USD ($)	Sep. 30, 2010 Unsecured notes USD ($)	Sep. 30, 2009 Unsecured notes USD ($)	Sep. 30, 2012 Mortgage notes United Kingdom USD ($)	Sep. 30, 2011 Mortgage notes United Kingdom USD ($)	Sep. 30, 2010 Mortgage notes United Kingdom USD ($)	Sep. 30, 2009 Mortgage notes United Kingdom USD ($)	Sep. 30, 2012 Revolving credit agreement USD ($)	May 30, 2012 Revolving credit agreement USD ($)	May 31, 2012 Secured letter of credit agreement	Sep. 30, 2012 Secured letter of credit agreement USD ($)	Sep. 30, 2012 Secured letter of credit agreement United Kingdom USD ($)
Financial arrangement
Annual principal payments												$ 4,000,000
Debt instrument interest rate stated percentage												6.31%				6.48%
Long-term debt		11,503,000	15,918,000	20,494,000	25,124,000							8,000,000	12,000,000	16,000,000	20,000,000	3,503,000	3,918,000	4,494,000	5,124,000
Less current portion		(4,561,000)	(4,541,000)	(4,545,000)	(4,554,000)
Long-term debt, noncurrent portion		6,942,000	11,377,000	15,949,000	20,570,000
Maturities of long-term debt
2013		4,600,000
2014		4,600,000
2015		600,000
2016		600,000
2017		600,000
Amount of interest paid		7,400,000	1,100,000	1,400,000	1,800,000
Amount of interest paid to U.S. District Court in connection with arbitration award	5,900,000
Consolidated retained earnings available		375,100,000
Current borrowing capacity under revolving credit agreement																				150,000,000
Term under revolving credit or letter of agreement																						5 years	1 year
Letters of credit outstanding																				23,500,000			64,300,000
Available amount under line of credit																				176,500,000
Cash on deposit as collateral																								68,700,000
Letters of Credit and bank guarantees outstanding						7,200,000	100,800,000
Self-insurance liabilities		8,700,000	8,400,000	8,200,000	7,600,000
Short term borrowings
Maximum borrowing capacity under revolving credit agreement								$ 400,000	500,000	$ 10,400,000	10,000,000										$ 200,000,000		$ 66,700,000